Income Taxes - Deferred Income Tax Assets and Liabilities Recognized (Parenthetical) (Detail) $ in Millions	Jun. 30, 2020 USD ($)
Deferred tax assets and liabilities [abstract]
Non-tax effected deductible temporary differences which gave rise to a deferred tax asset being recognized	$ 11
Non-tax effected deductible temporary differences on account of capital which have been recognized as a deferred tax asset	$ 30